Basis of preparation of the financial statements and changes to the Group’s accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Preparation Of Financial Statements Abstract [Abstract]
Basis of preparation of the financial statements	Basis of preparation of the financial statements and changes to the Group’s accounting policies
(i)    Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), currently described as "IFRS Accounting Standards” by the IFRS Foundation.
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.
The consolidated financial statements are presented in Brazilian reais (“R$”),our functional currency, and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
The balance sheet is presented in order of liquidity of assets and liabilities. The timing of their realization or settlement is dependent not just on their liquidity, but also on management’s judgements on expected movements in market prices and other relevant aspects. Certain reclassifications of prior period amounts have been made to conform to the current period presentation.
(ii)    New or revised standards, interpretations and amendments
Certain new accounting standards, interpretations and amendments became effective for the reporting period beginning January 1, 2023. Possible impacts are measured by the Group, and it concluded there is not material impact to the consolidated financial statements.
IFRS 17 – Insurance Contracts: Requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. The Group evaluated the impacts of applying this standard and concluded that it is not material to its consolidated financial statements.
Amendments to IAS 1 – Classification of liabilities as current or non-current: The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current, being effective for annual reporting periods beginning on or after January 1, 2024.
Amendments to IAS 1 – Non-current liabilities with Covenants: The amendment clarifies how conditions that an entity must comply within twelve months after the reporting period affect the classification of liabilities, being effective for annual reporting periods beginning on or after January 1, 2024.
Amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules: The amendment provides a temporary exception of requirements to the initial application regarding deferred tax assets and liabilities related to pillar two income taxes for interim consolidated financial statements but is mandatory for annual reporting periods beginning January 1, 2023. The Group evaluated the impacts of applying these amendments and concluded there are no impacts on the Group´s consolidated financial statements for the current year.
(iii)    Basis of consolidation
The consolidated financial statements comprise the consolidated balance sheets of the Group as of December 31, 2023 and 2022 and the consolidated statements of income and comprehensive income, consolidated statements of cash flows and consolidated statements of changes in equity for each of the years ended December 31, 2023, 2022 and 2021.
a)    Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5(ii)).
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.
b)    Associates
Associates are companies in which the investor has a significant influence but does not hold control. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method. Investments in associates include the goodwill identified upon acquisition, net of any cumulative impairment loss.
Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in the Group’s income statement, and the Group’s share of movements in other comprehensive income of the investee in the Group’s other comprehensive income. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment.
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.
If its interest in the associates decreases, but the Group retains significant influence or joint control, only the proportional amount of the previously recognized amounts in other comprehensive income is reclassified in income, when appropriate.
c)    Interests in associates measured at fair value
The Group has investments in associates measured at fair value in accordance with item 18 of IAS 28 – Investments in Associates and Joint Ventures. These investments are held through XP FIP Managers and XP FIP Endor, which are venture capital organizations. In determining whether the funds meet the definition of venture capital organizations, management considers the investment portfolio features and objectives. The portfolio classified in this category has the objective to generate growth in the value of its investments in the medium term and have an exit strategy. Additionally, the performance of these portfolios is evaluated and managed considering a fair value basis of each investment.
(iv)    Segment reporting
In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 28), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet. See Note 28 (c) for a breakdown of revenues and income and selected assets by geographic location.
(v)    Foreign currency translation
(a)    Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.
The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside Brazil have different functional currencies, including US Dollar ("USD") and Pound Sterling (“GBP”).
(b)    Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the statement of income. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in the statement of income as part of the fair value gain or loss.
(c)    Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•income and expenses for each statement of income and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit and loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.